Intangible assets - Termination of R&D activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets
Post-tax weighted average cost of capital	7.00%	7.00%	7.00%
Impairment	$ 683	$ 491	$ 45
Carrying value	21,959	26,188	27,586
Increase in impairment charge due to changes in assumptions of valuation model	$ 70
Group's valuation model	5
Reversal of impairment	$ 28
Byetta
Disclosure of reconciliation of changes in intangible assets
Carrying value	$ 316
Change in probability of a generic entry into the market	20.00%
Increase in impairment charge due to changes in assumptions of valuation model	$ 25
Launched products
Disclosure of reconciliation of changes in intangible assets
Impairment	144
Launched products | Eklira
Disclosure of reconciliation of changes in intangible assets
Impairment	114
Carrying value	396
Launched products | Movantik
Disclosure of reconciliation of changes in intangible assets
Impairment	30	174
Carrying value	59	106
Launched products | Byetta
Disclosure of reconciliation of changes in intangible assets
Impairment		92
Carrying value		407
Launched products | FluMist
Disclosure of reconciliation of changes in intangible assets
Impairment		121
Carrying value		267
Products in development | MEDI0680
Disclosure of reconciliation of changes in intangible assets
Impairment	470
Products in development | Tralokinumab
Disclosure of reconciliation of changes in intangible assets
Impairment		53
Products in development | Ardea
Disclosure of reconciliation of changes in intangible assets
Impairment	0
Carrying value	1,172
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Impairment	95	51	1
Carrying value	$ 491	$ 632	$ 744